Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                March 5, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Diversified International Equity Fund (the "Fund"), formerly known as DWS International Select Equity Fund, a series DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404, 811-04760)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 168 to the Trust's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on February 27, 2009.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.


                                Very truly yours,


                                 /s/Laura McCollum
                                 Laura McCollum
                                 Vice President
                                 Deutsche Investment Management Americas Inc.


cc:      John Marten, Esq., Vedder